Accounts Receivable - Summary of the Movement in the Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Increase or decrease in allowance for doubtful accounts
Balance at beginning of year	¥ (4,651)	$ (674)	¥ (25)
Additions	(4,243)	(615)	(4,757)
Written off	1,763	255	131
Balance at end of year	¥ (7,131)	$ (1,034)	¥ (4,651)